DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION Fair Value, by Balance Sheet Grouping (Tables)	3 Months Ended
Mar. 28, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
The carrying amount and fair value of the ABL Facility, OpCo Notes, and HoldCo Notes as of March 28, 2014 and December 27, 2013 were as follows (in thousands):

	March 28, 2014		December 27, 2013
Description	Carrying Amount	Fair Value	Carrying Amount	Fair Value
ABL Facility	$110,000	$110,092	$115,000	$115,098
Term Loan Facility(1)	349,130	349,563	—	—
OpCo Notes(1)	—	—	318,347	317,625
HoldCo Notes	365,000	396,938	365,000	398,763

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(1)
In March of 2014, Interline New Jersey entered into the Term Loan Facility and used a portion of the proceeds to finance the redemption of the OpCo Notes and discharge its remaining obligations thereunder.